Income taxes - Summary of Income Tax Expense (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax expense	SFr 0	SFr 3	SFr 10
Deferred tax assets	0	0	0
Deferred tax liabilities	0	0	0
Income tax expense reconciled to loss before tax
Loss before income tax	(70,447)	(50,913)	(54,223)
Tax benefit calculated at the domestic rates applicable in the respective countries	(9,586)	(6,925)	(7,371)
(Income not subject to tax)/expenses not deductible for tax purposes	598	692	611
Effect of unused tax losses and tax offsets not recognized as deferred tax assets	8,988	6,236	6,770
Effective income tax rate expense	SFr 0	SFr 3	SFr 10
Minimum
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	13.60%	13.60%	13.60%
Maximum
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax expense	SFr 100	SFr 100	SFr 100
Applicable tax rate	34.00%	33.80%	33.80%
Income tax expense reconciled to loss before tax
Effective income tax rate expense	SFr 100	SFr 100	SFr 100
Weighted average
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	13.60%	13.60%	13.60%
SWITZERLAND
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	13.60%	13.60%	13.60%